THE ADVISORS' INNER CIRCLE FUND II

                     FROST GROWTH EQUITY FUND (THE "FUND")

                     SUPPLEMENT DATED SEPTEMBER 15, 2014
                                     TO THE
    CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS (THE
                                "PROSPECTUSES")
 DATED NOVEMBER 28, 2013, AS SUPPLEMENTED JANUARY 31, 2014, FEBRUARY 14, 2014,
     FEBRUARY 26, 2014, FEBRUARY 27, 2014, APRIL 1, 2014, AND APRIL 4, 2014
                                   AND TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
 DATED NOVEMBER 28, 2013, AS SUPPLEMENTED FEBRUARY 14, 2014, FEBRUARY 26, 2014,
                             AND FEBRUARY 27, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

Stephen Coker and TJ Qatato no longer serve as portfolio managers to the Fund. Accordingly, all references to Stephen Coker and TJ Qatato are hereby deleted from the Prospectuses and SAI.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FIA-SK-027-0100